CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Balances at January 1, 2012 at Dec. 31, 2012	$ 710,425	$ 579,293	$ 330,004	$ (18,677)	$ (180,195)
Balances at January 1, 2012 at Dec. 31, 2012		68,730,731			(10,684,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	48,349		48,349
Other comprehensive loss	(12,604)			(12,604)
Cash dividends declared:
Common stock at $0.64 per share in 2015, $0.61 per share in 2014, and $0.94 per share in 2013	(54,161)		(54,161)
Treasury Stock, Shares, Acquired					(750,145)
Treasury Stock, Value, Acquired, Cost Method	(11,778)				$ (11,778)
Common stock issued in connection with business combinations	0
Excess tax benefit on share-based compensation	686	$ 686
Exercise of stock options, net of shares purchased (in shares)					121,597
Exercise of stock options, net of shares purchased	(1,230)	(3,271)			$ 2,041
Restricted stock awards, net of forfeitures (in shares)					115,359
Restricted stock awards, net of forfeitures	(1,329)	(3,435)			$ 2,106
Share-based compensation expense	3,803	$ 3,803
Ending Balances (in shares) at Dec. 31, 2013		68,730,731			(11,197,685)
Ending Balances at Dec. 31, 2013	682,161	$ 577,076	324,192	(31,281)	$ (187,826)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	65,000		65,000
Other comprehensive loss	9,872			9,872
Cash dividends declared:
Common stock at $0.64 per share in 2015, $0.61 per share in 2014, and $0.94 per share in 2013	$ (36,299)		(36,299)
Treasury Stock, Shares, Acquired	(40,255)				(40,255)
Treasury Stock, Value, Acquired, Cost Method	$ (697)				$ (697)
Common stock issued in connection with business combinations	60,429
Excess tax benefit on share-based compensation	153	153
Exercise of stock options, net of shares purchased (in shares)					120,441
Exercise of stock options, net of shares purchased	681	(1,337)			$ 2,018
Restricted stock awards, net of forfeitures (in shares)					185,378
Restricted stock awards, net of forfeitures	(1,193)	(4,273)			$ 3,080
Share-based compensation expense	3,970	$ 3,970
Ending Balances (in shares) at Dec. 31, 2014		68,730,731			(7,274,184)
Ending Balances at Dec. 31, 2014	784,077	$ 574,643	352,893	(21,409)	$ (122,050)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	75,063		75,063
Other comprehensive loss	(9,171)			(9,171)
Cash dividends declared:
Common stock at $0.64 per share in 2015, $0.61 per share in 2014, and $0.94 per share in 2013	$ (39,410)		(39,410)
Treasury Stock, Shares, Acquired	(239,967)				(239,967)
Treasury Stock, Value, Acquired, Cost Method	$ (4,498)				$ (4,498)
Adjustments to Additional Paid in Capital, Other	13	(975)			$ 988
Stock Issued During Period, Shares, Other					58,812
Common stock issued in connection with business combinations	0
Excess tax benefit on share-based compensation	$ 146	146
Exercise of stock options, net of shares purchased (in shares)	93,712				62,261
Exercise of stock options, net of shares purchased	$ 679	(367)			$ 1,046
Restricted stock awards, net of forfeitures (in shares)					304,027
Restricted stock awards, net of forfeitures	(1,266)	(6,341)			$ 5,075
Share-based compensation expense	4,049	$ 4,049
Ending Balances (in shares) at Dec. 31, 2015		68,730,731			(7,089,051)
Ending Balances at Dec. 31, 2015	809,376	$ 571,155	388,240	$ (30,580)	$ (119,439)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for accounting changes FASB ASU 2014-01 adjustment	$ (306)		$ (306)